Commitments and contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Future Minimum Annual Rental Commitments	As at December 31, 2018, the minimum annual rental commitments are as follows:

2019	13,503
2020	12,823
2021	11,673
2022	11,090
2023	9,848
Thereafter	21,803

Total	80,740